UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $929,014 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100     2224  1271136 SH       SOLE                  1271136        0        0
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    24695  1100000 SH       SOLE                  1100000        0        0
APPLE COMPUTER INC             COM              037833100      690     4000     PUT  SOLE                     4000        0        0
APPLE COMPUTER INC             COM              037833100      344     1250     PUT  SOLE                     1250        0        0
AUDIBLE INC                    COM NEW          05069A302    10308   980754 SH       SOLE                   980754        0        0
AUDIOVOX CORP                  CL A             050757103     9661   809139 SH       SOLE                   809139        0        0
BLUE NILE INC                  COM              09578R103      352    10000 SH       SOLE                    10000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    37380  1400000 SH       SOLE                  1400000        0        0
CHINA TECHFAITH WIRLS COMM T   SPONSORED ADR    169424108    10534   727464 SH       SOLE                   727464        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    18824   800000 SH       SOLE                   800000        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104    20235  1045183 SH       SOLE                  1045183        0        0
DIGITAL RIV INC                COM              25388B104     1744    40000 SH       SOLE                    40000        0        0
DOLBY LABORATORIES INC         COM              25659T107    33618  1608500 SH       SOLE                  1608500        0        0
E TRADE FINANCIAL CORP         COM              269246104    30258  1121507 SH       SOLE                  1121507        0        0
GENESIS MICROCHIP INC DEL      COM              37184C103     4017   235740 SH       SOLE                   235740        0        0
GEVITY HR INC                  COM              374393106    34856  1425000 SH       SOLE                  1425000        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     6926   261361 SH       SOLE                   261361        0        0
GREENFIELD ONLINE INC          COM              395150105      506    84500 SH       SOLE                    84500        0        0
INFOSPACE INC                  COM NEW          45678T201     8385   300000 SH       SOLE                   300000        0        0
INPHONIC INC                   COM              45772G105     1186   169690 SH       SOLE                   169690        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    44603   949000 SH       SOLE                   949000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     2071   399838 SH       SOLE                   399838        0        0
MAXTOR CORP                    COM NEW          577729205    45888  4800000 SH       SOLE                  4800000        0        0
MERCURY INTERACTIVE CORP       COM              589405109    44370  1275000 SH       SOLE                  1275000        0        0
MICROSOFT CORP                 COM              594918104    44216  1625000 SH       SOLE                  1625000        0        0
MOTOROLA INC                   COM              620076109    60139  2625000 SH       SOLE                  2625000        0        0
NAVARRE CORP                   COM              639208107     4183   975123 SH       SOLE                   975123        0        0
NCR CORP NEW                   COM              62886E108    16194   387500 SH       SOLE                   387500        0        0
NETFLIX COM INC                COM              64110L106     6370   219735 SH       SOLE                   219735        0        0
NTL INC NEW                    COM              62941W101    60403  2075000 SH       SOLE                  2075000        0        0
ORACLE CORP                    COM              68389X105    32171  2350000 SH       SOLE                  2350000        0        0
QLOGIC CORP                    COM              747277101    49826  2575000 SH       SOLE                  2575000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    21174   850000 SH       SOLE                   850000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    16720   635000 SH       SOLE                   635000        0        0
SINA CORP                      ORD              G81477104    26409   946571 SH       SOLE                   946571        0        0
SIX FLAGS INC                  COM              83001P109    61090  6001000 SH       SOLE                  6001000        0        0
SPRINT NEXTEL CORP             COM FON          852061100    42636  1650000 SH       SOLE                  1650000        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    30237   817435 SH       SOLE                   817435        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    14597   699436 SH       SOLE                   699436        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      584    30600 SH       SOLE                    30600        0        0
YAHOO INC                      COM              984332106    48390  1500000 SH       SOLE                  1500000        0        0